Related Party Transactions - Schedule of Transactions with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Service revenue and product sales	$ 14,101	$ 37,512	$ 4,437
Operating costs	10,412	10,940	9,535
Entity with common director or management figure | OPAP S.A.
Related Party Transaction [Line Items]
Service revenue and product sales	14,101	37,512	4,437
Ringmaster S.r.l. | Joint venture
Related Party Transaction [Line Items]
Operating costs	$ 10,412	$ 10,940	$ 9,535